Note 30	6 Months Ended
Jun. 30, 2026
Commitments and guarantees given [Abstract]
Disclosure of Commitments and guarantees given [Text Block]	Commitments and guarantees given
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

COMMITMENTS AND GUARANTEES GIVEN (MILLIONS OF EUROS)

	Notes	June 2026	December 2025
Loan commitments given	6.2.1	267,238	227,554
Of which: impaired		191	179
Central banks		—	—
General governments		3,533	3,886
Credit institutions		34,330	18,223
Other financial corporations		19,949	14,295
Non-financial corporations		102,322	92,124
Households		107,103	99,026
Financial guarantees given	6.2.1	26,861	24,865
Of which: impaired ⁽¹⁾		121	138
Central banks		—	—
General governments		107	147
Credit institutions		799	774
Other financial corporations		3,505	3,204
Non-financial corporations		22,242	20,512
Households		207	228
Other commitments given	6.2.1	77,595	60,159
Of which: impaired ⁽¹⁾		337	359
Central banks		30	—
General governments		403	368
Credit institutions		16,262	7,265
Other financial corporations		5,852	4,043
Non-financial corporations		54,810	48,291
Households		238	192
Total	6.2.1	371,693	312,578
(1) Impaired financial guarantees given amounted to €458 million and €497 million, respectively, as of June 30, 2026 and December 31, 2025, respectively.
As of June 30, 2026 and December 31, 2025, the provisions for loan commitments given, financial guarantees given and other commitments given, recorded in the consolidated balance sheet amounted €529 million, €106 million and €139 million; and €482 million, €110 million and €133 million, respectively (see Note 23).
Since a significant portion of the amounts above will expire without any payment being made by the consolidated entities, the aggregate balance of these commitments cannot be considered the actual future requirement for financing or liquidity to be provided by the BBVA Group to third parties.